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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%

		Aerospace/Defense: 3.0%
107,600		General Dynamics Corp.	$11,335,660
			11,335,660
		Agriculture: 3.3%
187,615		Altria Group, Inc.	12,316,925
			12,316,925
		Apparel: 1.9%
81,300		Nike, Inc.	7,069,035
			7,069,035
		Banks: 7.0%
300,800		Bank of America Corp.	14,032,320
203,400		Wells Fargo & Co.	12,077,892
			26,110,212
		Building Materials: 1.3%
148,200		Masco Corp.	4,997,304
			4,997,304
		Chemicals: 4.9%
195,200	L	Dow Chemical Co.	10,765,280
165,700		Praxair, Inc.	7,428,331
			18,193,611
		Computers: 3.5%
139,700		International Business Machines Corp.	12,933,426
			12,933,426
		Cosmetics/Personal Care: 2.5%
144,500		Kimberly-Clark Corp.	9,534,110
			9,534,110
		Diversified Financial Services: 12.2%
205,000		Citigroup, Inc.	9,782,600
165,300		Fannie Mae	9,663,438
115,000		Freddie Mac	7,130,000
163,600		Merrill Lynch & Co., Inc.	9,583,688
171,200		Morgan Stanley	9,667,664
			45,827,390
		Electrical Components and Equipment: 3.0%
166,800		Emerson Electric Co.	11,062,176
			11,062,176
		Electronics: 2.8%
381,300	@@	Koninklijke Philips Electronics NV	10,569,636
			10,569,636

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares	Value

		Food: 5.0%
182,600	@@	Nestle SA ADR	$12,713,415
87,500	@@, L	Unilever NV	5,852,875
			18,566,290
		Forest Products and Paper: 1.8%
175,800		International Paper Co.	6,566,130
			6,566,130
		Healthcare-Products: 1.0%
53,000	L	Beckman Coulter, Inc.	3,733,850
			3,733,850
		Healthcare-Services: 2.5%
93,400	L	Quest Diagnostics, Inc.	9,283,960
			9,283,960
		Insurance: 8.6%
189,000		Allstate Corp.	10,145,520
175,100		American Intl. Group, Inc.	11,696,680
257,000		MetLife, Inc.	10,547,280
			32,389,480
		Media: 2.2%
106,200		Gannett Co., Inc.	8,363,250
			8,363,250
		Miscellaneous Manufacturing: 2.9%
288,300		Honeywell Intl., Inc.	10,946,751
			10,946,751
		Oil and Gas: 13.6%
154,700		Apache Corp.	9,727,536
187,500	@@	BP PLC ADR	12,172,500
260,900		ChevronTexaco Corp.	16,196,672
202,400		Exxon Mobil Corp.	12,813,944
			50,910,652
		Oil and Gas Services: 2.1%
182,980		Halliburton Co.	8,045,631
			8,045,631
		Pharmaceuticals: 2.7%
380,300		Pfizer, Inc.	9,998,087
			9,998,087
		Retail: 2.3%
263,400		McDonald’s Corp.	8,713,272
			8,713,272
		Savings and Loans: 5.9%
509,300		Sovereign Bancorp, Inc.	11,683,342
252,100		Washington Mutual, Inc.	10,578,116
			22,261,458
		Telecommunications: 2.0%
206,100		Verizon Communications, Inc.	7,413,417
			7,413,417
		Total Common Stock
		(Cost $289,838,453)	367,141,713

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.5%

		Repurchase Agreement: 2.0%
$7,570,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $7,570,547 to be received upon repurchase (Collateralized by $7,745,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $7,725,121, due 02/16/07)		$7,570,000

		Total Repurchase Agreement
		(Cost $7,570,000)		7,570,000

		Securities Lending CollateralCC: 4.5%
16,682,576		The Bank of New York Institutional
		Cash Reserves Fund		16,682,576

		Total Securities Lending Collateral
		(Cost $16,682,576)		16,682,576

		Total Short-Term Investments
		(Cost $24,252,576)		24,252,576

		Total Investments In Securities
		(Cost $314,091,029)*	104.5%	$391,394,289
		Other Assets and Liabilities—Net	(4.5)	(16,931,957)
		Net Assets	100.0%	$374,462,332

	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$82,328,093
		Gross Unrealized Depreciation		(5,024,833)
		Net Unrealized Appreciation		$77,303,260

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investment Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 28, 2005